Consolidated Statements of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Cash Flows
Net loss for the year	SFr (14,780,604)	SFr (1,644,798)	SFr (3,280,406)
Adjustments for:
Depreciation	333,844	2,937	15,249
Value of share-based services	1,685,965	2,298,933	800,188
Pension costs	96,532	20,008	19,520
Finance costs	234,663	123,840	45,471
Decrease / (increase) in other financial assets	(5,985)	3,308	(4,992)
Decrease / (increase) in receivables	154,988	(77,134)	(83,159)
(Increase) in prepayments	(520,653)	(40,487)	(137,488)
Increase / (decrease) in payables and accruals	1,966,160	1,083,315	(212,131)
Increase in contract liability	732,993	212,744
Increase / (decrease) in deferred income	330,779	(439,022)	439,022
Services paid in shares	289,214	208,085	258,903
Net cash (used in) / from operating activities	(9,482,104)	1,751,729	(2,139,823)
Cash flows from investing activities
Purchase of property, plant and equipment	(28,459)	(9,054)	(697)
Purchase of non-current financial assets	(14,795)	(47,317)
Net cash used in investing activities	(43,254)	(56,371)	(697)
Cash flows from financing activities
Proceeds from issue of shares-capital increase		40,488,180
Costs paid on issue of shares		(2,963,415)	(25,573)
Costs paid on issue of shares subscribed by the Group	(61,244)
Sale / (purchase) of treasury shares	5,986	(5,373)	3,380,747
Principal element of lease payments	(316,793)
Interests received	36,874
Interests paid	(128,518)	(134,307)	(171)
Net cash (used in) / from financing activities	(463,695)	37,385,085	3,355,003
(Decrease) / Increase in cash and cash equivalents	(9,989,053)	39,080,443	1,214,483
Cash and cash equivalents at beginning of the year	41,670,158	2,579,248	1,410,065
Exchange difference on cash and cash equivalents	(144,302)	10,467	(45,300)
Cash and cash equivalents at end of the year	SFr 31,536,803	SFr 41,670,158	SFr 2,579,248